Revenue and Deferred Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue and Deferred Revenue
NOTE 4. REVENUE AND DEFERRED REVENUE
Disaggregation of Revenue
In the following tables, revenue is disaggregated by primary geographical market and type of revenue.

	For the years ended December 31,
	2021	2020
Revenue by geography
United States	$108,072	$50,275
International	2,565	2,259

Total revenue	$110,637	$52,534

	For the years ended December 31,
	2021	2020
Revenue by type
Hardware	$69,629	$31,978
Professional services	22,732	12,304
Hosted services	18,276	8,252

Total revenue	$110,637	$52,534

Remaining Performance Obligations
Advance payments received from customers are recorded as deferred revenue and are recognized upon the completion of related performance obligations over the period of service. Advance payments for the hardware hub device are recorded as deferred revenue and recognized over the average in-service
life of the hub. Advance payments received from customers for subscription services are recorded as deferred revenue and recognized over the term of the subscription. A summary of the change in deferred revenue is as follows.

	For the years ended December 31,
	2021	2020
Deferred revenue balance as of January 1	$53,501	$19,083
Revenue recognized from balance of deferred revenue at the beginning of the period	(11,764)	(4,226)
Revenue deferred during the period	85,153	50,939
Revenue recognized from revenue originated and deferred during the period	(31,293)	(12,295)

Deferred revenue balance as of December 31	$95,597	$53,501

As of December 31, 2021, the Company expects to recognize 44% of its total deferred revenue within the next 12 months, 31% of its total deferred revenue between 13 and

36
 months, 23% between 37 and 60 months and 3% is expected to be recognized beyond five years.
Deferred cost of revenue includes all direct costs included in cost of revenue that have been deferred to future periods.